Share-based compensation - Narrative (Details) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2014 shares	Mar. 31, 2012 shares
Share-Based Compensation [Line Items]
Share based compensation expense | $	$ 111,140	$ 97,058	$ 102,848
Income tax benefit for share-based compensation | $	$ 19,000	$ 16,000
Equity Incentive Plan 2012
Share-Based Compensation [Line Items]
Equity awards available for grants (in shares) | shares					8.1
Equity Incentive Plan 2014
Share-Based Compensation [Line Items]
Equity awards available for grants (in shares) | shares				8.5
NV Equity Plan
Share-Based Compensation [Line Items]
Restricted stock units convertible to common shares, conversion ratio	1
NV Equity Plan | Minimum
Share-Based Compensation [Line Items]
Equity award vesting period	3 years
NV Equity Plan | Maximum
Share-Based Compensation [Line Items]
Equity award vesting period	5 years